Condensed Interim Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Total revenues	$ 12,596	$ 9,992
Total cost of revenues	8,037	6,659
Gross profit	4,559	3,333
Operating expenses:
Research and development, net	1,284	406
Marketing and selling	1,284	855
General and administrative	1,682	1,212
Total operating expenses	4,250	2,473
Operating income	309	860
Total financial income (expenses), net (Note 10)	3	(9)
Net income from continuing operations	312	851
Net income (loss) from discontinued operations (Note 1b)	(97)	40
Net income	215	891
Net income (loss) attributable to non controlling shareholders	(55)	8
Net income attributable to RADA Electronic Industries' shareholders	$ 270	$ 883
Basic and diluted net income from continuing operations per ordinary shares	$ 0.01	$ 0.04
Basic and diluted net income (loss) from discontinued operations per Ordinary share	0.00	0.00
Basic and diluted net income per Ordinary share	$ 0.01	$ 0.04
Weighted average number of Ordinary Shares used for computing basic net income per share	32,745,620	21,780,651
Weighted average number of Ordinary Shares used for computing diluted net income per share	33,269,376	26,475,843
Products [Member]
Total revenues	$ 12,036	$ 9,371
Total cost of revenues	7,951	6,599
Services [Member]
Total revenues	560	621
Total cost of revenues	$ 86	$ 60